Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of weighted average number of total common units	The weighted average number of total common units were as follows for the periods indicated:

	Year Ended December 31,
	2020	2019
Weighted average number of total common units	411,148,991	410,727,035